Income Taxes - Unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Balance at beginning of the year	$ 56,931	$ 70,888
Additions based on tax positions related to the current year	130,790	8,313
Additions based on refunds requested but not yet received related to prior years	91,645	0
Additions based on refunds received related to prior years	9,984	0
Deductions for tax positions of prior years		(896)
Additions for tax positions of prior years	164,249
Additions based on acquisitions	(10,347)	(485)
Lapse of statute of limitations	(10,909)	(20,889)
Balance at the end of the year	$ 432,343	$ 56,931